Capital and Reserves - Schedule of Foreign Currency Translation Reserve (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capital commitments [abstract]
Beginning balance	$ 36,233	$ 40,479
Loss on translation of foreign subsidiaries	(8,299)	(4,246)
Ending balance	$ 27,934	$ 36,233